As filed with the Securities and Exchange Commission on September 8, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08273

BUILDERS FIXED INCOME FUND, INC.
(Exact name of registrant as specified in charter)

218 Henry Road, Manchester, Missouri 63011
(Address of principal executive offices) (Zip code)

John W. Stewart
218 Henry Road
Manchester, MO 63011
(Name and address of agent for service)

(636) 207-0160
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Item 1. Report to Stockholders.

BUILDERS FIXED INCOME FUND, INC.

SEMI-ANNUAL REPORT TO SHAREHOLDERS

June 30, 2006

This report is provided for the general information of the shareholders of the Builders Fixed Income Fund, Inc. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

July 7, 2006

Dear Shareholder,

As the Chairman of the Board of Directors of the Builders Fixed Income Fund, Inc. (the “Fund”), we would like to express our sincere appreciation for your participation in the Fund. It is a privilege to serve the needs of our investors by seeking to provide quality fixed income investment services. The Fund’s ProLoan program also provides home mortgages to the buyers of newly constructed homes while also promoting employment opportunities for organized building trade members. Capital Mortgage Management, Inc. (“CMM”), the Fund’s manager, actively participates in coordinating the origination and securitization of ProLoan home mortgages. We believe our hands-on approach leads to a substantial impact in our targeted mortgage markets.

We are pleased to present the Fund’s financial statements for the six months ended June 30, 2006. The Fund seeks to deliver quality core plus fixed income management to its investors. Principal Global Investors, LLC, the Fund’s subadvisor, manages the Fund’s investments and its ProLoan mortgage pipeline to achieve the best returns possible. Principal has a large staff of portfolio managers, analysts, and others knowledgeable in all aspects of the fixed income market. Principal’s skill in mortgage-backed securities and fixed income investment management in general provides the resources needed to effectively manage the Fund’s portfolio. Principal’s continued goal is to maximize opportunities for the Fund in the fixed income markets.

The Fund’s net asset value per share was $13.99 on June 30, 2006, compared to $14.45 on December 31, 2005. The Fund’s total net assets were $238,421,026.05 on June 30, 2006.

At CMM, we are focusing our efforts on developing new relationships with several institutional investors. Our marketing team will continue to promote the Fund to Taft-Hartley plans and other pension plans and institutional investors across the country. Through the ProLoan program, CMM also coordinated the origination and securitization of home mortgages in various cities in the Midwest, generating approximately 36 ProLoan applications in the principal amount of $8,789,564 in the first six months of 2006.

The ProLoan program will continue its substantial progress in St. Louis, Missouri, Southern Illinois, Milwaukee, Wisconsin, and Louisville, Kentucky.

We will strive to provide improved returns for our investors in the coming year, and to generate jobs and stimulate the economies served by the ProLoan program. As always, we are available to discuss all aspects of the Fund with our investors. Please do not hesitate to contact me with any questions.

Sincerely, John W. Stewart Chairman and President Builders Fixed Income Fund, Inc.

July 28, 2006

Dear Shareholder:

The Federal Reserve (Fed) continued its tightening policy during the second quarter, as its 17th consecutive move pushed the fed funds target rate to 5.25%. Though Chairman Ben Bernanke sent mixed signals to the market, the Fed indicated future rate hikes may be needed to curb inflation. Amid signs of moderating economic growth, inflation data moved to the higher side of the Fed’s comfort level. Yields moved higher and the yield curve flattened. The 10-year U.S. Treasury ended the quarter at 5.14%, compared to 4.85% at the end of first quarter.

Economic data reflected the continuation of a healthy economy, but the pace of growth slowed as monetary policy and higher oil prices created some headwind for consumer spending. As the Fed continued its attempt to engineer a soft landing, the market focused on the balance between inflation and growth, specifically reacting to oil, housing and labor markets. Slowing housing and high oil prices have begun putting pressure on consumer spending. The core CPI trended higher, realizing a 0.3% increase each of the last three months. The pick-up in U.S. inflation, along with expectations of further reduction in economic growth, has contributed to increased market uncertainty and volatility.

We expect GDP growth will approximate 3.5% during second quarter 2006, and decrease to a growth rate of 2.5%-3.0% for the remainder of the year, as higher oil prices and the Fed’s monetary tightening continue to flow through to the economy. Based on our expectation for additional tightening from the Fed, along with reasonable economic growth and moderating inflation, we believe interest rates will push modestly higher during the upcoming quarter, then trend lower as Fed tightening and slowing U.S. growth eclipse inflation concerns.  The yield curve slope at the two-year and 10-year maturities should invert further during the second half of the year as the economy faces a mid-cycle slow down rather than a recession.

Builders Fixed Income Fund, Inc. (the “Fund”) had overweighted positions in U.S. Treasuries, commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS), which were among the best performing sectors and positively contributed to the performance vs. the Lehman Aggregate Bond Index (the “Index”) during the period. The Fund was underweighted in investment grade corporate bonds, which also positively impacted performance as this sector underperformed when compared to the Index.

The Fund was overweighted in mortgage-backed securities (MBS) for a portion of the quarter, before moving back to a neutral position in mid-June. This positioning diminished the performance of the Fund relative to the index.

For the six-month period ending June 30, 2006, the Fund committed to purchase $8.7 million of new construction ProLoans to qualified buyers who utilize union labor.

The Fund slightly underperformed the Index for the six-month period ending June 30, 2006, returning -0.81% (after deducting fees and expenses) vs. -0.72% for the Index (which reflects no deduction for fees and expenses). This performance can primarily be attributed to the Fund’s duration and sector positioning in comparison to the Index. The Fund was positioned with a neutral duration relative to the Index. The Fund benefited from an out of index allocation of 8% to below investment grade corporate bonds.

Principal’s objectives are to add value through disciplined security selection and sector rotation. Our fixed income team’s portfolio management strategies share a consistent focus on long-term fundamental value and disciplined risk management. The investment process is research driven with an emphasis on bottom-up portfolio construction techniques. While macroeconomic research is an integral part of our process, we do not make aggressive shifts in portfolio duration based on expectations for short-term movements in interest rates. Value is added primarily through individual security selection and sector allocation.

Our investment style reflects a deep-rooted commitment to research. Our experienced staff of credit analysts and industry specialists provides in-depth coverage of over 500 corporate debt issuers. We also draw from internal valuation tools for securities with variable cash flow characteristics, embedded options and amortization features. The process also incorporates the analysis of economic trends and credit market conditions in over 50 countries worldwide.

We place primary emphasis on investing exclusively in investment grade securities offering superior risk-adjusted yield premiums. Within the Fund’s portfolio, we attempt to carefully diversify risk at the security, industry/sector and portfolio levels. To accomplish this goal, we typically limit the Fund’s exposure to a single corporate issuer, and we take particular care to limit the contribution to duration associated with lower rated credits.

We appreciate the opportunity to serve as subadvisor to the Fund and we look forward to our continued association with the Fund and its investors.

Sincerely,

Martin J. Schafer
Portfolio Manager

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total return assumes reinvestment of dividends and distributions. Statements and other information herein are dated and are subject to change. Current performance to the most recent month end may be obtained by calling 1.800.257.1872. Please see the Performance Graph in the Annual Report for complete standardized performance information.

The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities. This index is not available for investment and does not incur expenses.

PERFORMANCE GRAPH

Total Returns for Periods Ending June 30, 2006	One Year	Five Years	Average Annualized Since Inception*
Builders Fixed Income Fund, Inc.	-0.82%	4.32%	4.70%
Lehman Brothers Aggregate Bond Index +	-0.81%	4.97%	5.66%
Lipper Intermediate Investment Grade Index ++	-0.80%	4.78%	5.30%

* The Fund commenced operations on October 31, 1997.

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return assumes reinvestment of dividends and distributions.

Indices are unmanaged, do not incur fees, expenses, or taxes and cannot be invested in directly. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

+ The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

++ The Lipper Intermediate Investment Grade Index consists of the 30 largest mutual funds that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

BUILDERS FIXED INCOME FUND, INC.
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

The information in the table under the heading “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (01/01/06)	$1,000.00	$1,000.00
Ending Account Value (06/30/06)	$991.90	$1,019.34
Expenses Paid during Period*	$5.43	$5.51

*Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year period (181), then divided by the number of days in the fiscal year (365) (to reflect the one-half year period).

Schedule of Investments
June 30, 2006 (Unaudited)
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 25.3%
Ace Securities Corp.
5.048%, 03/25/2035 (b)(c)(d)	$300,000	$300,423
5.068%, 07/25/2035 (b)(c)(d)	850,000	851,739
Adjustable Rate Mortgage Trust
5.118%, 11/25/2035 (b)(c)	300,000	291,829
Ameriquest Mortgage Securities, Inc.
5.118%, 03/25/2035 (b)(c)(d)	269,255	269,680
5.048%, 07/25/2035 (b)(d)	395,253	396,053
Arran 2005-a Class B
4.929%, 12/15/2010 (c)(d)	600,000	600,414
Banc of America Commercial Mortgage
4.648%, 09/11/2036 (b)(d)	1,000,000	939,269
0.051%, 07/10/2043 (b)(c)(e)(f)	33,376,542	411,166
4.668%, 07/10/2043 (b)(c)	600,000	550,888
4.857%, 07/10/2043 (b)(c)	600,000	558,431
Banc of America Commerical Mortgage
5.723%, 06/25/2036 (b)	1,170,226	1,170,226
Bear Stearns Adjustable Rate Mortgage Trust
3.512%, 06/25/2034 (b)	270,000	256,822
5.125%, 08/25/2035 (b)	525,752	519,942
Bear Stearns Commercial Mortgage
6.800%, 07/15/2031 (b)	96,084	96,648
0.713%, 05/11/2039 (e)(f)	2,850,567	57,829
5.468%, 06/11/2041 (b)	575,000	559,251
Bear Stearns Commerical Mortgage
3.236%, 02/11/2041 (b)	484,505	462,143
Bella Vista Mortgage Trust
5.026%, 05/20/2035 (b)(d)	520,166	521,680
Capital Auto Receivables Asset Trust
3.920%, 11/16/2009 (b)(c)	500,000	484,975
Capital One Multi-Asset Execution Trust
4.969%, 12/15/2009 (b)(c)	670,000	670,457
Carrington Mortgage Loan Trust
5.078%, 01/25/2035 (b)(c)(d)	425,000	425,595
4.968%, 09/25/2035 (b)(d)	342,208	342,497
Carss Finance Ltd
5.029%, 01/15/2011 (b)(c)(f)	375,626	376,134
Chase Commercial Mortgage Securities Co.
7.543%, 07/15/2032 (b)	2,261,964	2,300,558
Chase Credit Card Master Trust
4.949%, 05/15/2009 (b)(c)(d)	325,000	325,181
5.099%, 02/15/2011 (b)(c)	750,000	755,508
Chase Funding Mortgage Loan Asset-Backed
5.108%, 09/25/2033 (b)	225,067	225,831
Citibank Credit Card Master Trust I
5.170%, 03/10/2011 (c)(d)	475,000	477,677
Commercial Mortgage Pass Through Certificates
7.416%, 08/15/2033 (b)(d)	1,500,000	1,566,605
4.049%, 10/15/2037 (b)	1,100,000	1,048,362
Countrywide Alternative Loan Trust
4.788%, 05/20/2035 (b)(d)	573,979	576,387
Countrywide Asset-Backed Certificates
Series 2006-S3, 6.085%, 06/25/2021 (b)(c)	400,000	399,991
5.138%, 08/25/2032 (b)(c)(d)	102,838	102,977
6.518%, 04/25/2033 (b)	500,000	506,275
5.588%, 06/25/2033 (b)(c)(d)	750,000	752,677
5.098%, 09/25/2033 (b)(c)	217,967	218,232
5.613%, 02/25/2036 (b)	1,550,000	1,553,982
CS First Boston Mortgage Securities Corp.
5.029%, 11/15/2020 (b)(f)	450,000	450,866
1.627%, 03/15/2036 (b)(e)(f)	2,716,571	89,628
0.701%, 05/15/2036 (b)(e)(f)	4,025,610	62,791
0.830%, 07/15/2036 (b)(e)(f)	4,451,961	104,283
0.135%, 11/15/2037 (b)(e)(f)	6,506,865	136,748
7.643%, 09/15/2041 (b)	130,000	137,750
DLJ Mortgage Acceptance Corp.
6.990%, 10/15/2030 (b)(f)	545,000	552,278
First NLC Trust
5.118%, 09/25/2035 (b)(c)(d)	580,000	581,138
First Union National Bank Commercial Mtg
8.087%, 05/15/2032 (b)	250,000	269,163
GE Capital Commercial Mortgage Corp.
0.805%, 03/10/2040 (b)(e)(f)	5,795,615	127,927
4.978%, 05/10/2043 (b)(c)	1,265,000	1,187,959
Series 2005-C4, 5.333%, 11/10/2045 (b)	1,200,000	1,158,900
GMAC Commercial Mortgage Securities, Inc.
1.059%, 03/10/2038 (b)(e)(f)	4,230,647	128,227
GMAC Mortgage Corp. Loan Trust
4.878%, 08/25/2035 (b)(d)	950,000	950,736
5.533%, 11/25/2036 (b)(d)	1,500,000	1,500,903
Greenwich Capital Commercial Funding Co.
0.526%, 06/10/2036 (b)(e)(f)	29,751,174	388,193
HSI Asset Securitization Corp. Trust
4.948%, 08/25/2035 (b)(c)	317,650	317,916
IMPAC CMB Trust
5.318%, 10/25/2033 (b)	141,489	141,634
5.128%, 04/25/2035 (b)(d)	318,186	318,649
Indymac Index Mortgage Loan Trust
5.048%, 04/25/2035 (b)(c)(d)	356,604	358,252
5.583%, 06/25/2035 (b)	420,516	421,472
5.118%, 08/25/2035 (b)(c)(d)	683,820	687,244
JP Morgan Chase Commercial Mortgage Securities
0.566%, 10/12/2035 (b)(e)(f)	3,154,361	119,147
4.965%, 10/25/2035 (b)(c)	750,000	728,034
5.379%, 04/25/2036 (b)	215,715	213,053
5.862%, 06/25/2036 (b)	686,991	684,119
6.000%, 06/25/2036 (b)	340,000	338,487
1.286%, 01/12/2039 (b)(e)(f)	3,994,378	156,683
0.076%, 01/15/2042 (b)(e)(f)	6,761,414	124,052

See notes to the financial statements.

Schedule of Investments
June 30, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust
7.950%, 05/15/2015 (b)	$216,759	$221,359
4.310%, 02/15/2030 (b)	1,100,000	1,050,433
5.741%, 06/15/2032 (b)	475,000	476,182
0.293%, 03/15/2036 (b)(e)(f)	2,829,022	80,562
7.080%, 06/15/2036 (b)(f)	1,000,000	1,048,362
0.133%, 07/15/2040 (b)(c)(e)(f)	15,545,586	337,137
LB-UBS Commerical Mortgage Trust
4.904%, 06/15/2026 (b)	500,000	495,766
1.325%, 03/15/2036 (b)(e)(f)	2,503,545	90,881
0.904%, 08/15/2036 (b)(e)(f)	3,467,203	82,582
Long Beach Mortgage Loan Trust
5.348%, 06/25/2034 (b)	170,000	170,427
4.928%, 08/25/2035 (b)(c)(d)	240,399	240,588
MBNA Credit Card Master Note Trust
5.129%, 10/15/2009 (b)(c)(d)	750,000	752,490
Merrill Lynch Mortgage Investors, Inc.
5.378%, 01/25/2035 (b)(c)	521,687	522,618
5.168%, 07/25/2035 (b)(c)(d)	331,480	332,046
Morgan Stanley Capital I
4.918%, 07/25/2035 (b)(d)	245,905	246,118
1.226%, 01/13/2041 (b)(e)(f)	2,460,850	93,594
MSDWCC Heloc Trust
5.008%, 07/25/2017 (b)(c)(d)	312,335	312,725
New Century Home Equity Loan Trust
5.538%, 01/25/2034 (b)(c)(d)	686,739	693,121
5.088%, 07/25/2035 (b)(c)(d)	450,000	451,440
Option One Mortgage Loan Trust
5.348%, 05/25/2034 (b)(c)	475,000	476,898
5.868%, 05/25/2034 (b)(c)	475,000	475,287
5.118%, 11/25/2034 (b)(c)(d)	101,241	101,388
Providian Master Note Trust
5.100%, 11/15/2012 (b)(c)(f)	600,000	592,754
Residential Asset Securities Corp.
5.408%, 12/25/2033 (b)(c)	750,000	754,916
5.088%, 07/25/2035 (b)(c)(d)	725,000	727,507
SACO I Trust
5.088%, 04/25/2035 (b)(d)	256,891	257,089
Saxon Asset Securities Trust
5.038%, 05/25/2035 (b)(c)(d)	660,527	661,402
Specialty Underwriting & Residential Finance
5.328%, 02/25/2035 (b)(c)	325,000	327,256
Structured Adjustable Rate Mortgage
5.250%, 12/25/2035 (b)	401,853	395,510
Structured Asset Investment Loan Trust
5.543%, 01/25/2036 (b)(d)	1,750,000	1,754,559
Structured Asset Securities Corp.
5.500%, 05/26/2036 (b)	600,000	594,961
Wachovia Bank Commercial Mortgage Trust
0.131%, 11/15/2035 (b)(e)(f)	11,627,402	141,726
0.625%, 10/15/2041 (b)(e)(f)	15,094,971	283,619
0.458%, 03/15/2042 (b)(e)(f)	23,693,081	317,558
4.935%, 04/15/2042 (b)	1,175,000	1,099,261
Washington Mutual, Inc.
3.803%, 06/25/2034 (b)	450,000	426,220
3.830%, 01/25/2035 (b)(c)(f)	538,993	513,068
4.678%, 05/25/2035 (b)	215,000	209,230
5.238%, 07/25/2044 (b)(d)	366,787	369,673
5.348%, 01/25/2045 (b)(c)(d)	548,881	550,461
5.088%, 04/25/2045 (b)(c)(d)	226,832	227,193
5.048%, 05/25/2045 (b)(c)(d)	226,832	227,070
5.108%, 07/25/2045 (b)(c)(d)	593,650	594,908
5.603%, 06/25/2046 (b)	1,410,661	1,410,661
Wells Fargo & Co.
4.750%, 12/25/2033 (b)	3,295,632	3,128,497
4.185%, 03/25/2035 (b)	511,463	499,237
4.977%, 10/25/2035 (b)(c)	411,655	403,586
Wells Fargo Home Equity Trust
5.318%, 04/25/2034 (b)(d)	350,000	350,216
WFS Financial Owner Trust
4.500%, 05/17/2013 (b)(c)	320,000	311,207
TOTAL ASSET BACKED SECURITIES (Cost $60,916,433)		$60,241,915
CORPORATE BONDS - 34.4%
Financial Services - 8.1%
ACE Limited
6.000%, 04/01/2007	430,000	430,484
Ameriprise Financial, Inc.
5.350%, 11/15/2010 (b)	295,000	289,523
Amerus Group Co.
5.950%, 08/15/2015 (b)	115,000	111,105
Aon Corp.
8.205%, 01/01/2027	120,000	129,786
Arch Capital Group Ltd.
7.350%, 05/01/2034 (b)	255,000	254,841
Bear Stearns Cos, Inc.
5.550%, 09/27/2007 (c)	750,000	755,900
5.300%, 10/30/2015	105,000	99,528
BOI Cap Funding
5.571%, 02/01/2049 (b)(f)	230,000	212,733
Capital One Bank
5.000%, 06/15/2009	440,000	431,268
Capital One Financial Corp.
4.800%, 02/21/2012	95,000	89,724
Citigroup, Inc.
4.920%, 05/18/2010 (d)	725,000	727,545
5.000%, 09/15/2014	375,000	351,565
Commonwealth Bank of Australia
6.024%, 03/29/2049 (b)(f)	240,000	229,008
Countrywide Financial Corp.
5.200%, 12/19/2008 (d)	290,000	290,725
6.250%, 05/15/2016	235,000	230,749

See notes to the financial statements.

Schedule of Investments
June 30, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financial Services (continued)
Countrywide Home Loans, Inc.
5.500%, 08/01/2006 (d)	$750,000	$748,444
Crum & Forster Holdings Corp.
10.375%, 06/15/2013 (b)	125,000	127,812
E*Trade Financial Corp.
7.375%, 09/15/2013 (b)	100,000	100,500
General Electric Capital Corp.
6.750%, 03/15/2032 (b)	115,000	123,140
Glitnir Banki HF
4.760%, 10/15/2008 (f)	225,000	223,434
4.750%, 10/15/2010 (f)	150,000	142,548
Goldman Sachs Group, Inc.
5.250%, 10/15/2013	525,000	503,792
6.450%, 05/01/2036 (b)	220,000	211,443
Goldman Sachs Group, Inc.
5.150%, 01/15/2014	175,000	166,118
HSBC Finance Capital Trust IX
5.911%, 11/30/2035 (b)	115,000	109,940
HSBC Finance Corp.
4.625%, 01/15/2008	250,000	246,518
4.125%, 12/15/2008	200,000	193,394
4.125%, 11/16/2009	425,000	404,812
4.750%, 07/15/2013	275,000	256,029
ING Groep NV
5.775%, 12/29/2049 (b)	240,000	228,144
iStar Financial, Inc.
5.220%, 03/03/2008 (c)	350,000	350,806
5.650%, 09/15/2011 (b)	240,000	234,944
5.150%, 03/01/2012 (b)	400,000	380,776
Jefferies Group, Inc.
6.250%, 01/15/2036 (b)	185,000	169,380
JP Morgan Chase & Co.
5.250%, 05/01/2015	750,000	708,163
Key Bank NA
4.735%, 08/08/2007 (d)	375,000	375,141
Liberty Mutual Group, Inc.
7.000%, 03/15/2034 (b)(f)	155,000	143,537
MBIA Global Funding LLC
4.776%, 02/20/2007 (c)(d)(f)	600,000	600,112
MBNA Corp.
5.140%, 05/05/2008 (c)(d)	425,000	428,285
Merrill Lynch & Co, Inc.
6.050%, 05/16/2016 (b)	355,000	353,309
Merrill Lynch & Co., Inc.
6.000%, 02/17/2009	250,000	251,809
Metropolitan Life Global Funding I
5.070%, 03/17/2009 (d)(f)	750,000	750,916
Morgan Stanley
3.625%, 04/01/2008 (b)	250,000	242,044
4.750%, 04/01/2014	740,000	679,518
Platinum Underwriters Finance, Inc.
7.500%, 06/01/2017 (b)	360,000	353,804
Pricoa Global Funding I
5.115%, 12/22/2006 (d)(f)	700,000	700,831
Residential Capital Corp.
6.335%, 06/29/2007 (c)(d)	425,000	426,495
6.898%, 04/17/2009 (b)(f)	100,000	100,069
6.000%, 02/22/2011 (b)	550,000	533,465
6.500%, 04/17/2013 (b)	135,000	132,661
SLM Corp.
4.763%, 07/25/2009 (c)(d)	550,000	550,884
St. Paul Travelers Cos., Inc.
5.750%, 03/15/2007	560,000	560,253
Transatlantic Holdings, Inc.
5.750%, 12/14/2015 (b)	250,000	241,090
Unumprovident Corp.
7.375%, 06/15/2032 (b)	115,000	111,775
VTB Capital SA
5.680%, 09/21/2007 (f)	225,000	224,932
Wachovia Bank
7.800%, 08/18/2010	600,000	642,718
Washington Mutual, Inc.
6.875%, 06/15/2011	220,000	229,977
Wells Fargo & Co.
3.120%, 08/15/2008 (b)	225,000	214,326
Woori Bank
6.125%, 05/03/2016 (b)(f)	240,000	237,104
		19,349,676
Industrial - 20.4%
Abitibi-Consolidated, Inc.
8.550%, 08/01/2010 (b)	100,000	95,250
Advanstar Communications, Inc.
10.750%, 08/15/2010 (b)	150,000	161,625
Ainsworth Lumber Co., Ltd
7.250%, 10/01/2012 (b)	100,000	82,500
Allergan, Inc.
5.750%, 04/01/2016 (b)(f)	305,000	296,897
Allied Waste North America
9.250%, 09/01/2012 (b)	325,000	346,125
AMC Entertainment
9.420%, 08/15/2010 (b)	150,000	155,250
America Movil Sa De CV
5.265%, 04/27/2007 (d)	500,000	501,250
Amerisourcebergen Corp.
5.625%, 09/15/2012 (b)(f)	245,000	235,200
AMF Bowling Worldwide, Inc.
10.000%, 03/01/2010 (b)	150,000	154,125
Amkor Technology, Inc.
7.750%, 05/15/2013 (b)	125,000	113,594
Asbury Automotive Group, Inc.
8.000%, 03/15/2014 (b)	100,000	97,500
AT&T Corp.
9.050%, 11/15/2011 (b)	275,000	292,245
Athena Neuro Financial LLC
7.250%, 02/21/2008 (b)	100,000	99,750

See notes to the financial statements.

Schedule of Investments
June 30, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrial (continued)
AVIS Budget Car Rental LLC
7.625%, 05/15/2014 (b)(f)	$100,000	$97,500
Bae Systems Holdings
6.400%, 12/15/2011 (b)(f)	360,000	366,912
Biovail Corp.
7.875%, 04/01/2010 (b)	100,000	101,750
BJ Services Co.
5.440%, 06/01/2008 (b)	500,000	500,086
Block Communications, Inc.
8.250%, 12/15/2015 (b)(f)	100,000	96,500
Blyth, Inc.
5.500%, 11/01/2013 (b)	125,000	100,625
Bombardier, Inc.
6.750%, 05/01/2012 (Acquired 12/03/2004, Cost $962,447) (b)(f)	150,000	138,750
Boston Scientific Corp.
6.000%, 06/15/2011 (b)	205,000	202,450
British Telecommunications PLC
8.375%, 12/15/2010 (b)	775,000	851,642
BSKYB Finance UK Plc
5.625%, 10/15/2015 (b)(f)	230,000	218,205
Bunge Ltd Finance Corp.
4.375%, 12/15/2008 (b)	725,000	699,788
5.875%, 05/15/2013 (b)	240,000	233,443
5.100%, 07/15/2015 (b)	250,000	226,090
Cadmus Communications Corp.
8.375%, 06/15/2014 (b)	150,000	149,250
Canadian Oil Sands Ltd
4.800%, 08/10/2009 (b)(f)	500,000	484,554
Case New Holland, Inc.
9.250%, 08/01/2011 (b)	125,000	132,188
7.125%, 03/01/2014 (b)(f)	75,000	72,000
Caterpillar Financial Services Corp.
5.050%, 12/01/2010	250,000	243,839
Celestica, Inc.
7.875%, 07/01/2011 (b)	150,000	148,125
Celulosa Arauco Y Constitucion SA
5.125%, 07/09/2013 (b)	100,000	91,939
Certegy, Inc.
4.750%, 09/15/2008 (b)	105,000	98,375
Charter Communications Operating LLC
8.375%, 04/30/2014 (b)(f)	200,000	201,250
Chartered Semiconductor Manufacturing
6.250%, 04/04/2013	225,000	218,612
Chemtura Corp.
6.875%, 06/01/2016 (b)	190,000	184,537
Chesapeake Energy Corp.
7.625%, 07/15/2013 (b)	125,000	122,832
6.500%, 08/15/2017 (b)	150,000	137,625
Chevron Phillips Chemical Co., LLC
5.375%, 06/15/2007 (b)	250,000	248,906
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (b)(f)	100,000	98,500
Cia Brasileira de Bebidas
10.500%, 12/15/2011 (b)	150,000	175,125
8.750%, 09/15/2013	155,000	171,469
Cintas Corp No. 2
5.125%, 06/01/2007 (b)	100,000	99,490
CNOOC Financial 2002 Ltd
5.500%, 05/21/2033 (f)	115,000	98,927
Columbus McKinnon Corp.
8.875%, 11/01/2013 (b)	125,000	128,125
Comcast Corp.
5.900%, 03/15/2016 (b)	250,000	240,629
7.050%, 03/15/2033 (b)	150,000	152,633
Communications & Power Industries, Inc.
8.000%, 02/01/2012 (b)	125,000	126,875
Compass Minerals International, Inc.
0.000%, 06/01/2013 (a)(b)	150,000	137,250
Compton Petroleum Finance Corp.
7.625%, 12/01/2013 (b)	100,000	96,000
Constellation Brands, Inc.
8.625%, 08/01/2006 (b)	150,000	150,341
Cooper Cameron Corp.
2.650%, 04/15/2007 (b)	350,000	340,274
Coors Brewing Co.
6.375%, 05/15/2012 (b)	100,000	101,888
Corrections Corp of America
7.500%, 05/01/2011 (b)	160,000	162,000
Cott Beverages USA, Inc.
8.000%, 12/15/2011 (b)	125,000	125,313
Coventry Health Care, Inc.
5.875%, 01/15/2012	475,000	458,375
Cox Communications, Inc.
4.625%, 01/15/2010 (b)	125,000	119,327
7.125%, 10/01/2012 (b)	290,000	300,330
CRH America, Inc.
6.950%, 03/15/2012 (b)	150,000	155,759
6.400%, 10/15/2033 (b)	175,000	170,685
Crystal US Holdings 3 LLC
0.000%, 10/01/2014 (a)(b)(c)	225,000	177,187
CSK Auto, Inc.
7.000%, 01/15/2014 (b)	150,000	150,187
Cummins, Inc.
9.500%, 12/01/2010 (b)	325,000	343,988
CVS Corp.
3.875%, 11/01/2007 (b)	255,000	248,321
DaimlerChrysler NA Holding Corp.
5.360%, 09/10/2007 (c)(d)	250,000	250,815
5.330%, 03/13/2009 (c)	425,000	425,606
Davita, Inc.
7.250%, 03/15/2015 (b)	125,000	120,625
Delhaize America, Inc.
8.125%, 04/15/2011 (b)	360,000	380,406
Deutsche Telekom International Finance
5.120%, 03/23/2009	475,000	475,537

See notes to the financial statements.

Schedule of Investments
June 30, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrial (continued)
Devon Financing Corp ULC
7.875%, 09/30/2031 (b)	$50,000	$57,266
Dex Media Finance Co.
8.500%, 08/15/2010 (b)	125,000	130,313
Diageo Finance
5.500%, 04/01/2013	475,000	475,448
Diageo Finance Bv
5.500%, 04/01/2013	365,000	355,753
Dobson Cellular Systems, Inc.
8.375%, 11/01/2011 (b)(f)	125,000	129,062
Dollar General Corp.
8.625%, 06/15/2010	225,000	237,937
Dun & Bradstreet Corp.
5.500%, 03/15/2011 (b)	195,000	191,942
Dycom Industries, Inc.
8.125%, 10/15/2015 (b)	130,000	130,975
EchoStar DBS Corp.
6.625%, 10/01/2014 (b)	300,000	282,750
Equistar Chemicals LP/Equistar Funding Corp.
10.625%, 05/01/2011 (b)	125,000	134,844
Ethyl Corp.
8.875%, 05/01/2010 (b)	125,000	127,187
Falconbridge Ltd
7.250%, 07/15/2012 (b)	190,000	197,446
Falconbridge Ltd.
5.375%, 06/01/2015 (b)	250,000	228,289
FBG Finance Ltd.
5.125%, 06/15/2015 (f)	375,000	344,151
Fedex Corp.
3.500%, 04/01/2009	140,000	132,359
Flextronics International Ltd
6.500%, 05/15/2013 (b)	150,000	143,250
Foot Locker, Inc.
8.500%, 01/15/2022	150,000	152,063
Ford Motor Credit Co.
6.500%, 01/25/2007	550,000	549,122
Ford Motor Credit Co.
5.800%, 01/12/2009	100,000	91,408
Fortune Brands, Inc.
5.125%, 01/15/2011 (b)	460,000	440,999
5.375%, 01/15/2016 (b)	240,000	222,409
5.875%, 01/15/2036 (b)	30,000	26,229
France Telecom SA
7.750%, 03/01/2011 (b)	460,000	494,617
Freeport-McMoran Copper & Gold, Inc.
6.875%, 02/01/2014 (b)	125,000	120,938
Gencorp, Inc.
9.500%, 08/15/2013 (b)	100,000	106,750
General Motors Acceptance Corp.
6.125%, 09/15/2006	190,000	189,728
6.875%, 09/15/2011	250,000	238,794
Greenbrier Cos, Inc.
8.375%, 05/15/2015 (b)	100,000	102,625
Grupo Televisa SA
8.500%, 03/11/2032	50,000	55,296
Harrahs Operating Company, Inc.
5.500%, 07/01/2010 (b)	155,000	151,351
5.750%, 10/01/2017 (b)	200,000	182,562
HCA, Inc.
6.950%, 05/01/2012 (b)	625,000	613,206
Hercules, Inc.
6.750%, 10/15/2029 (b)	125,000	118,750
Hexion U.S. Finance Corp./Hexion Nova
9.000%, 07/15/2014 (b)	150,000	152,625
Husky Energy, Inc.
6.250%, 06/15/2012 (b)	175,000	177,030
6.150%, 06/15/2019 (b)	230,000	225,494
ICI Wilmington, Inc.
5.625%, 12/01/2013 (b)	180,000	172,851
Ineos Group Holdings
8.500%, 02/15/2016 (b)(f)	150,000	141,188
Insight Midwest LP/Insight Capital, Inc.
10.500%, 11/01/2010 (b)	450,000	471,375
Intelsat Bermuda Ltd
9.250%, 06/15/2016 (b)(f)	200,000	207,500
Interline Brands, Inc.
8.125%, 06/15/2014 (b)	125,000	125,313
Intertape Polymer US, Inc.
8.500%, 08/01/2014 (b)	100,000	92,500
JC Penney Corp., Inc.
8.125%, 04/01/2027 (b)	355,000	366,908
Jorgensen Earle M Co.
9.750%, 06/01/2012 (b)	200,000	214,000
K Hovnanian Enterprises, Inc.
8.000%, 04/01/2012 (b)	150,000	150,750
KB Home
9.500%, 02/15/2011 (b)	200,000	209,250
Kennametal, Inc.
7.200%, 06/15/2012 (b)	350,000	365,474
Knowledge Learning Corp., Inc.
7.750%, 02/01/2015 (b)(f)	150,000	138,000
Kraft Foods, Inc.
4.625%, 11/01/2006	500,000	498,321
KT Corp.
4.875%, 07/15/2015 (f)	140,000	126,790
Landrys Restaurants, Inc.
7.500%, 12/15/2014 (b)	100,000	92,250
Lyondell Chemical Co.
9.500%, 12/15/2008 (b)	372,000	384,090
Macdermid, Inc.
9.125%, 07/15/2011 (b)	225,000	236,250
Massey Energy Co.
6.875%, 12/15/2013 (b)(f)	125,000	116,875
Mastec, Inc.
7.750%, 02/01/2008 (b)	240,000	240,600

See notes to the financial statements.

Schedule of Investments
June 30, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrial (continued)
Medco Health Solutions, Inc.
7.250%, 08/15/2013 (b)	$350,000	$371,095
MGM Mirage, Inc.
6.750%, 04/01/2013 (b)(f)	510,000	488,963
Mohawk Industries, Inc.
6.500%, 04/15/2007 (b)	230,000	231,116
Nalco Co.
7.750%, 11/15/2011 (b)	125,000	125,313
Nationsrent Cos, Inc.
9.500%, 05/01/2015 (b)	125,000	132,813
Nbty, Inc.
7.125%, 10/01/2015 (b)	100,000	94,500
Neenah Paper, Inc.
7.375%, 11/15/2014 (b)	175,000	161,875
Nell AF Sarl
8.375%, 08/15/2015 (b)(f)	100,000	96,625
New Cingular Wireless Services, Inc.
8.125%, 05/01/2012 (b)	300,000	330,516
News America, Inc.
6.625%, 01/09/2008	375,000	379,931
4.750%, 03/15/2010	150,000	144,634
6.200%, 12/15/2034	155,000	141,105
Nexen, Inc.
5.050%, 11/20/2013 (b)	370,000	346,804
7.875%, 03/15/2032 (b)	125,000	141,296
Nextel Communications, Inc.
5.950%, 03/15/2014 (b)	580,000	558,017
Nissan Motor Acceptance Corp.
4.625%, 03/08/2010 (f)	285,000	272,515
Noble Group Ltd
6.625%, 03/17/2015 (b)(f)	200,000	173,699
NORBORD, Inc.
7.250%, 07/01/2012 (b)	185,000	191,658
Northwestern Bell Telephone
6.250%, 01/01/2007 (b)	200,000	199,000
Nova Chemicals Corp.
6.500%, 01/15/2012 (b)	125,000	115,625
Occidental Petroleum Corp.
4.000%, 11/30/2007 (b)	250,000	244,549
Omnicare, Inc.
6.750%, 12/15/2013 (b)	50,000	47,875
6.875%, 12/15/2015 (b)	275,000	262,625
Owens-Brockway Glass Container, Inc.
8.875%, 02/15/2009 (b)	275,000	284,625
8.750%, 11/15/2012 (b)	150,000	156,938
PCCW HKT Capital Ltd.
5.250%, 07/20/2015 (f)	375,000	332,519
Pep Boys-Manny Moe & Jack
6.920%, 07/07/2006	150,000	150,017
7.500%, 12/15/2014 (b)	125,000	109,375
Petro-Canada
5.950%, 05/15/2035 (b)	105,000	96,312
Phillips-Van Heusen
8.125%, 05/01/2013 (b)	200,000	205,500
Pilgrim's Pride Corp.
9.625%, 09/15/2011 (b)	130,000	135,850
Plastipak Hldgs, Inc.
8.500%, 12/15/2015 (b)(f)	100,000	100,500
Pogo Producing Co.
7.875%, 05/01/2013 (b)(f)	125,000	125,938
The Premcor Refining Group Inc.
9.250%, 02/01/2010 (b)	365,000	388,593
Progress Rail Services Corp.
7.750%, 04/01/2012 (b)(f)	75,000	81,375
Quest Diagnostics, Inc.
5.450%, 11/01/2015 (b)	215,000	204,204
Rainbow National Services LLC
10.375%, 09/01/2014 (b)(f)	150,000	166,875
Rexnord Corp.
10.125%, 12/15/2012 (b)	175,000	193,785
Reynolds American, Inc.
7.250%, 06/01/2013 (b)(f)	440,000	432,300
Rhodia SA
10.250%, 06/01/2010	125,000	134,063
Rio Tinto Finance USA Ltd
5.750%, 07/03/2006 (b)	500,000	499,990
Rite Aid Corp.
8.125%, 05/01/2010 (b)	150,000	151,500
Riviera Holdings Corp.
11.000%, 06/15/2010 (b)	125,000	132,813
Rogers Wireless, Inc.
7.250%, 12/15/2012 (b)	450,000	455,625
Royal Caribbean Cruises Ltd.
7.000%, 10/15/2007	250,000	253,533
Rural Cellular Corp.
8.250%, 03/15/2012 (b)	125,000	128,906
Ryder System, Inc.
5.950%, 05/02/2011 (b)	115,000	114,349
Safeway, Inc.
5.315%, 03/27/2009 (b)	225,000	225,277
5.800%, 08/15/2012 (b)	385,000	376,470
Samsonite Corp.
8.875%, 06/01/2011 (b)	150,000	156,375
Seagate Technology HDD Holdings
8.000%, 05/15/2009 (b)	350,000	360,500
Sequa Corp.
9.000%, 08/01/2009 (b)	150,000	159,000
Sheridan Group, Inc.
10.250%, 08/15/2011 (b)	125,000	127,656
Smith International, Inc.
6.000%, 06/15/2016 (b)	240,000	238,308
Southern Copper Corp.
7.500%, 07/27/2035 (f)	140,000	134,012
Southwest Airlines Co.
5.496%, 11/01/2006 (c)	500,000	500,450

See notes to the financial statements.

Schedule of Investments
June 30, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Pricipal
	Amount	Value
CORPORATE BONDS (continued)
Industrial (continued)
Sprint Capital Corp.
6.900%, 05/01/2019 (b)	$225,000	$231,653
Stanadyne Corp.
10.000%, 08/15/2014 (b)	150,000	141,000
Stewart & Stevenson LLC
10.000%, 07/15/2014 (b)(f)	125,000	125,000
Stone Container Corp.
8.375%, 07/01/2012 (b)	125,000	118,750
Stone Energy Corp.
8.240%, 07/15/2010 (b)(f)	125,000	125,000
Sunguard Data System, Inc.
9.431%, 08/15/2013 (b)(f)	120,000	126,150
Superior Essex Communications LLC
9.000%, 04/15/2012 (b)	150,000	153,000
Swift Energy Co.
9.375%, 05/01/2012 (b)	175,000	185,500
Talisman Energy, Inc.
5.125%, 05/15/2015 (b)	215,000	200,604
Tech Olympic USA, Inc.
8.250%, 04/01/2011 (b)(f)	125,000	117,188
Teck Cominco Ltd
6.125%, 10/01/2035 (b)	190,000	170,612
Telecom Italia Capital SA
5.160%, 02/01/2011	265,000	266,725
Telefonica Emisiones
5.714%, 06/19/2009 (b)	275,000	275,346
5.984%, 06/20/2011	190,000	189,503
7.045%, 06/20/2036 (b)	105,000	105,269
Telefonica Europe BV
7.750%, 09/15/2010 (b)	250,000	265,448
Telefonos de Mexico SA de CV
4.500%, 11/19/2008 (b)	90,000	87,038
Telus Corp.
7.500%, 06/01/2007 (b)	675,000	685,027
Tenneco, Inc.
10.250%, 07/15/2013 (b)	125,000	137,656
Tesoro Corp.
6.250%, 11/01/2012 (b)(f)	235,000	224,425
Teva Pharmaceutical Finance LLC
5.550%, 02/01/2016	60,000	56,373
6.150%, 02/01/2036	120,000	108,094
Thomas & Betts Corp.
6.625%, 05/07/2008	240,000	243,297
Time Warner Entertainment Co. LP
8.375%, 03/15/2023	365,000	406,818
Triad Hospitals, Inc.
7.000%, 11/15/2013 (b)	100,000	97,750
TRW Automotive, Inc.
9.375%, 02/15/2013 (b)	175,000	186,813
Tyson Foods, Inc.
6.600%, 04/01/2016 (b)	250,000	244,798
U.S. Oncology, Inc.
9.000%, 08/15/2012 (b)	150,000	156,750
United Components, Inc.
9.375%, 06/15/2013 (b)	150,000	148,500
United States Steel Corp.
9.750%, 05/15/2010 (b)	125,000	133,750
United Surgical Partners International
10.000%, 12/15/2011 (b)	150,000	158,250
UNOVA, Inc.
7.000%, 03/15/2008 (b)	200,000	200,500
Valspar Corp.
6.000%, 05/01/2007 (b)	200,000	200,272
Verizon Communications, Inc.
5.375%, 12/15/2006 (b)	500,000	499,503
4.879%, 08/15/2007 (b)	225,000	225,107
5.350%, 02/15/2011 (b)	70,000	68,255
Viacom, Inc.
5.691%, 06/16/2009	250,000	250,079
5.750%, 04/30/2011 (b)(f)	155,000	152,402
6.875%, 04/30/2036 (b)(f)	90,000	87,124
Visant Corp.
7.625%, 10/01/2012 (b)	125,000	121,875
Vodafone Group Plc
5.230%, 06/15/2011	290,000	289,798
WH Holdings Ltd.
9.500%, 04/01/2011 (b)	150,000	165,000
Whirlpool Corp.
5.896%, 06/18/2009	200,000	200,011
Windstream Corp.
8.625%, 08/01/2016 (b)(f)	150,000	146,321
Xerox Corp.
6.400%, 03/15/2016 (b)	150,000	142,313
XTO Energy, Inc.
5.650%, 04/01/2016 (b)	195,000	185,246
6.100%, 04/01/2036 (b)	95,000	86,268
		48,700,167
Real Estate Investment Trust - 1.0%
American Real Estate Partners
7.125%, 02/15/2013 (b)	125,000	120,625
Brandywine Operating Partnership LP
5.415%, 04/01/2009 (b)	225,000	225,278
5.625%, 12/15/2010 (b)	275,000	269,536
EOP Operating LP
5.875%, 01/15/2013 (b)	150,000	147,200
4.750%, 03/15/2014 (b)	240,000	218,022
Hospitality Properties Trust
6.300%, 06/15/2016 (b)	190,000	187,482
HRPT Properties Trust
5.517%, 03/16/2011 (b)	400,000	400,791
Simon Property Group LP
5.375%, 08/28/2008 (b)	90,000	89,207
4.600%, 06/15/2010 (b)	85,000	81,531
5.750%, 05/01/2012 (b)	225,000	221,930

See notes to the financial statements.

Schedule of Investments
June 30, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
CORPORATE BONDS (continued)
Real Estate Investment Trust (continued)
Thornburg Mortgage, Inc.
8.000%, 05/15/2013 (b)	$100,000	$99,000
United Dominion Realty Trust, Inc.
6.500%, 06/15/2009 (b)	250,000	257,462
		2,318,064
Supranational - 0.1%
Fondo Latinoamerican de Reservas
3.000%, 08/01/2006 (f)	310,000	309,934
Utilities - 4.8%
Amerenenergy Generating Co.
7.950%, 06/01/2032 (b)	45,000	52,028
Amerenue
5.400%, 02/01/2016 (b)	240,000	228,546
Arizona Public Service Co.
6.500%, 03/01/2012 (b)	275,000	278,790
Boardwalk Pipelines LLC
5.500%, 02/01/2017 (b)	145,000	137,047
Buckeye Partners LP
4.625%, 07/15/2013 (b)	300,000	273,480
Carolina Power & Light Co.
5.250%, 12/15/2015 (b)	175,000	165,227
Centerpoint Energy Houston Electric LLC
5.700%, 03/15/2013 (b)	250,000	245,837
Commonwealth Edison Co.
5.900%, 03/15/2036 (b)	135,000	124,820
Consolidated Natural Gas Co.
5.000%, 03/01/2014 (b)	125,000	115,858
Dayton Power & Light Co.
5.125%, 10/01/2013 (b)	250,000	239,209
Detroit Edison Co.
5.700%, 10/01/2037 (b)	240,000	213,161
Dominion Resources, Inc.
5.250%, 09/28/2007 (b)(d)	290,000	290,277
5.950%, 06/15/2035 (b)	120,000	107,938
Duquesne Light Holdings, Inc.
5.500%, 08/15/2015 (b)	285,000	266,286
Edison Mission Energy
7.500%, 06/15/2013 (b)(f)	125,000	123,125
Enbridge Energy Partners LP
4.000%, 01/15/2009 (b)	85,000	81,156
Energy East Corp.
6.750%, 06/15/2012 (b)	50,000	51,738
Entergy Gulf States, Inc.
5.610%, 12/08/2008 (b)(f)	255,000	255,390
Enterprise Products Operating LP
4.000%, 10/15/2007 (b)	725,000	705,625
5.750%, 03/01/2035 (b)	155,000	131,916
Exelon Corp.
4.450%, 06/15/2010 (b)	120,000	114,299
FirstEnergy Corp.
6.450%, 11/15/2011 (b)	180,000	183,359
Florida Power & Light Co.
5.400%, 09/01/2035 (b)	100,000	88,970
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/2014 (b)	150,000	140,250
Kinder Morgan, Inc.
6.500%, 09/01/2012 (b)	145,000	137,949
Korea East-West Power Co., Ltd
4.875%, 04/21/2011 (f)	105,000	100,260
National Fuel Gas Co.
5.250%, 03/01/2013 (b)	250,000	239,753
Nevada Power Co.
6.650%, 04/01/2036 (b)(f)	250,000	237,388
Nisource Finance Corp.
3.200%, 11/01/2006 (b)	130,000	128,951
Northern States Power-Minnesota
5.250%, 07/15/2035 (b)	155,000	133,910
Northwest Pipeline Corp.
8.125%, 03/01/2010 (b)	195,000	203,775
Nrg Energy, Inc.
7.250%, 02/01/2014 (b)	190,000	185,725
Ohio Pwr Co.
4.850%, 01/15/2014 (b)	250,000	232,302
Oncor Electric Delivery Co.
7.000%, 05/01/2032 (b)	135,000	140,536
Plains All American Pipeline
6.700%, 05/15/2036 (b)(f)	235,000	229,783
PPL Electric Utilities Corp.
4.300%, 06/01/2013 (b)	250,000	226,069
PPL Energy Supply LLC
5.400%, 08/15/2014 (b)	220,000	208,846
6.200%, 05/15/2016 (b)	235,000	233,373
PSEG Power LLC
6.950%, 06/01/2012 (b)	350,000	363,588
PSI Energy, Inc.
6.050%, 06/15/2016 (b)	285,000	280,730
Reliant Energy, Inc.
9.500%, 07/15/2013 (b)	100,000	101,000
Sempra Energy
4.750%, 05/15/2009 (b)	220,000	214,059
Southern California Edison Co.
5.000%, 01/15/2016	255,000	237,679
5.350%, 07/15/2035 (b)	175,000	152,467
Southern Co Capital Funding, Inc.
5.300%, 02/01/2007	560,000	557,478
Southern Natural Gas Co.
8.875%, 03/15/2010 (b)	250,000	265,313
Tampa Electric
6.550%, 05/15/2036 (b)	125,000	125,905
Tenaska Oklahoma
6.528%, 12/30/2014 (f)	138,129	133,340
Tenaska Virginia Partners LP
6.119%, 03/30/2024 (f)	182,950	178,707

See notes to the financial statements.

Schedule of Investments
June 30, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
TEPPCO Partners LP
7.625%, 02/15/2012 (b)	$405,000	$429,228
TXU Electric Delivery Co.
6.125%, 03/15/2008 (b)	100,000	100,191
6.375%, 05/01/2012 (b)	300,000	303,169
Virginia Electric & Power Co.
4.500%, 12/15/2010 (b)	225,000	212,966
5.400%, 01/15/2016 (b)	240,000	226,438
WCA Waste Corp.
9.250%, 06/15/2014 (b)(f)	125,000	125,000
Xcel Energy, Inc.
6.500%, 07/01/2036 (b)	75,000	73,794
		11,334,004
TOTAL CORPORATE BONDS (Cost $84,047,780)		$82,011,845
FOREIGN GOVERNMENT NOTE/BONDS - 0.8%
United Mexican States
8.300%, 08/15/2031	100,000	115,750
Pemex Project Funding Master Trust
8.000%, 11/15/2011	300,000	317,850
Petrobras International Finance Co.
9.750%, 07/06/2011	525,000	595,875
Republic of South Africa
6.500%, 06/02/2014	250,000	250,000
United Mexican States
5.280%, 01/13/2009 (c)	330,000	333,217
8.000%, 09/24/2022	165,000	184,388
Export-Import Bank Of Korea
4.500%, 08/12/2009	160,000	153,760
TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $1,933,053)		$1,950,840
MORTGAGE BACKED SECURITIES - 29.6%
Federal Home Loan Mortgage Corp.
Pool #M80733, 5.500%, 03/01/2009	163,159	161,536
Pool #G12017, 5.000%, 05/15/2021	8,224,816	7,937,532
Pool #G12018, 5.500%, 05/15/2021	600,773	590,678
Pool #G12019, 6.000%, 05/15/2021	1,724,645	1,728,350
Pool #G12020, 6.500%, 05/15/2021	324,627	328,658
Pool #G01198, 7.000%, 11/01/2030	41,470	42,489
Pool #C01220, 6.500%, 09/01/2031	77,320	78,097
Pool #C01244, 6.500%, 10/01/2031	52,068	52,591
Pool #C01246, 7.000%, 10/01/2031	13,543	13,886
Pool #C01252, 6.500%, 11/01/2031	70,365	71,072
Pool #C01287, 6.500%, 01/01/2032	105,189	106,246
Pool #C70921, 6.000%, 09/01/2032	83,047	82,100
Pool #C01435, 6.000%, 12/01/2032	504,185	498,433
Pool #C01753, 5.000%, 01/01/2034	561,334	526,932
Pool #C01785, 5.000%, 02/01/2034 (d)	1,019,972	957,462
Pool #C01796, 5.000%, 03/01/2034	1,114,702	1,044,717
Pool #C01811, 5.000%, 04/01/2034	1,601,464	1,500,917
Pool #C01839, 5.000%, 05/01/2034	503,229	471,634
Pool #C01846, 5.000%, 06/01/2034	1,716,741	1,608,957
Pool #G08001, 5.000%, 07/01/2034 (d)	1,618,803	1,517,168
Pool #G08005, 5.500%, 08/01/2034	1,009,370	972,366
Pool #G08009, 5.000%, 09/01/2034 (d)	1,574,425	1,475,576
Pool #G08014, 5.000%, 10/01/2034	1,075,853	1,008,307
Pool #G08015, 5.500%, 10/01/2034	732,604	705,746
Pool #G08021, 5.500%, 11/01/2034	551,515	531,296
Pool #G08026, 5.000%, 12/01/2034	749,280	702,237
Pool #G08027, 5.500%, 12/01/2034	452,150	435,573
Pool #G08035, 5.000%, 01/01/2035	1,236,982	1,159,319
Pool #G08040, 5.000%, 02/01/2035	1,261,167	1,179,115
Pool #G08046, 5.500%, 03/01/2035	587,000	564,358
Pool #G08051, 5.000%, 04/01/2035	1,420,434	1,328,021
Pool #G08057, 5.000%, 05/01/2035	894,053	835,886
Pool #G08058, 5.500%, 05/01/2035	1,212,677	1,165,902
Pool #G0-8062, 5.000%, 06/01/2035	1,009,000	943,354
Pool #G08067, 5.000%, 07/01/2035	1,418,380	1,326,100
Pool #847533, 4.704%, 08/01/2035	295,310	286,029
Pool #G08079, 5.000%, 09/01/2035 (d)	1,033,040	965,831
Pool #G08088, 6.500%, 10/01/2035	433,240	436,007
Pool #G08115, 5.000%, 03/01/2036	936,496	875,567
Pool #G08128, 5.500%, 05/01/2036	1,155,342	1,110,115
TBA, 4.500%, 07/01/2036 (g)	1,140,000	1,033,838
TBA, 5.500%, 07/01/2036 (g)	5,210,000	5,004,856
Federal National Mortgage Association
Pool #254366, 5.500%, 05/01/2009	310,389	307,312
TBA, 5.500%, 07/01/2015 (g)	1,975,000	1,938,585
Pool #699840, 5.000%, 04/01/2018	2,722,885	2,629,134
Pool #254720, 4.500%, 05/01/2018	598,601	567,296
TBA, 4.500%, 07/01/2019 (g)	3,320,000	3,138,436
TBA, 5.000%, 07/01/2019 (g)	350,000	337,094
Pool #255635, 6.000%, 02/01/2025 (d)	906,873	902,263
Pool #504974, 6.500%, 07/01/2029	120,170	121,430
Pool #253398, 8.000%, 07/01/2030	31,796	33,566
Pool #253436, 7.500%, 08/01/2030	15,392	15,952
Pool #253437, 8.000%, 08/01/2030	57,916	61,141
Pool #253481, 8.000%, 09/01/2030	57,809	61,028
Pool #253516, 8.000%, 10/01/2030	112,566	118,834
Pool #253546, 7.500%, 11/01/2030	48,514	50,276
Pool #253547, 8.000%, 11/01/2030	105,754	111,642
Pool #253643, 7.500%, 01/01/2031	35,212	36,492
Pool #253672, 7.000%, 02/01/2031	65,549	67,215
Pool #253673, 7.500%, 02/01/2031	55,210	57,217
Pool #253711, 7.000%, 04/01/2031	105,463	108,091
Pool #253795, 7.000%, 04/01/2031	123,409	126,485
Pool #253712, 7.500%, 04/01/2031	40,111	41,501

See notes to the financial statements.

Schedule of Investments
June 30, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
Pool #253796, 7.500%, 04/01/2031	$6,648	$6,879
Pool #253842, 7.000%, 05/01/2031	111,493	114,272
Pool #253889, 6.500%, 06/01/2031	47,376	47,823
Pool #253907, 7.000%, 06/01/2031	171,356	175,627
Pool #253895, 7.000%, 07/01/2031	63,720	65,308
Pool #253949, 6.500%, 08/01/2031	35,218	35,550
Pool #253950, 7.000%, 08/01/2031	208,535	213,733
Pool #254008, 7.000%, 09/01/2031	170,977	175,239
Pool #254007, 6.500%, 10/01/2031	29,423	29,701
Pool #254050, 6.500%, 10/01/2031	26,225	26,472
Pool #254051, 7.000%, 10/01/2031	69,155	70,878
Pool #254092, 6.500%, 11/01/2031	92,304	93,174
Pool #254093, 7.000%, 11/01/2031	16,371	16,779
Pool #254147, 6.500%, 12/01/2031	131,476	132,716
Pool #254198, 6.000%, 01/01/2032	124,045	122,663
Pool #254238, 6.000%, 02/01/2032	247,101	244,364
Pool #254199, 6.500%, 02/01/2032	14,145	14,278
Pool #254263, 6.500%, 03/01/2032	178,352	179,981
Pool #254311, 6.500%, 04/01/2032	248,158	250,426
Pool #254346, 6.500%, 05/01/2032	69,715	70,352
Pool #254378, 6.500%, 06/01/2032	106,787	107,763
Pool #254406, 6.500%, 07/01/2032	319,956	322,879
Pool #254448, 6.500%, 08/01/2032	147,070	148,414
Pool #254549, 6.000%, 11/01/2032	232,572	229,842
Pool #254637, 5.500%, 01/01/2033	296,265	285,941
Pool #254638, 6.000%, 01/01/2033	63,509	62,763
Pool #254949, 5.000%, 11/01/2033	881,203	827,991
Pool #778961, 4.256%, 06/01/2034	358,598	348,448
Pool #786143, 4.389%, 07/01/2034	210,365	205,415
TBA, 5.500%, 07/01/2034 (g)	215,000	206,534
TBA, 6.000%, 07/01/2034 (g)	2,805,000	2,761,172
Pool #735341, 4.342%, 12/01/2034	580,466	566,139
Pool #810063, 4.656%, 03/01/2035	608,305	594,628
TBA, 6.500%, 07/01/2035 (g)	900,000	904,781
Pool #879419, 5.721%, 02/01/2036	237,031	234,306
Pool #872828, 5.799%, 06/01/2036	130,000	128,288
TBA, 4.500%, 07/01/2036 (g)	1,130,000	1,024,063
Government National Mortgage Association
Pool #448335, 6.500%, 04/15/2031	244,690	248,158
Pool #3187, 6.000%, 01/20/2032	742,644	736,161
Pool #581950, 7.500%, 03/15/2032	13,128	13,724
TBA, 5.000%, 07/01/2034 (g)	1,780,000	1,684,880
TBA, 5.500%, 07/01/2034 (g)	2,785,000	2,699,709
TOTAL MORTGAGE BACKED SECURITIES (Cost $72,837,585)		$70,624,058
U.S. GOVERNMENT AGENCY ISSUES - 2.9%
Federal Home Loan Mortgage Corp.
4.625%, 05/28/2013 (b)	280,000	260,988
Federal National Mortgage Association
7.250%, 05/15/2030 (d)	1,900,000	2,310,886
Federal Home Loan Bank - 1.0%
4.875%, 11/15/2006 (d)	2,420,000	2,415,083
Federal National Mortgage Association - 0.8%
3.875%, 11/17/2008 (b)(d)	2,000,000	1,928,982
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $6,748,685)		$6,915,939
U.S. TREASURY OBLIGATIONS - 22.4%
U.S. Treasury Bond - 7.1%
7.250%, 05/15/2016	2,200,000	2,548,049
7.500%, 11/15/2016 (d)	2,400,000	2,839,502
8.125%, 08/15/2019	1,800,000	2,279,392
6.250%, 08/15/2023	1,800,000	1,985,767
6.000%, 02/15/2026	2,100,000	2,275,384
6.250%, 05/15/2030	4,400,000	4,985,064
		16,913,158
U.S. Treasury Inflation Indexed Bond - 2.1%
3.875%, 01/15/2009	890,525	922,667
4.250%, 01/15/2010	1,496,650	1,590,425
2.000%, 01/15/2014	2,507,483	2,421,093
		4,934,185
U.S. Treasury Note - 13.2%
2.625%, 11/15/2006	4,000,000	3,962,660
3.500%, 11/15/2006	2,000,000	1,987,892
4.500%, 02/15/2009	2,500,000	2,461,233
3.625%, 07/15/2009	4,750,000	4,553,136
3.500%, 02/15/2010	5,350,000	5,068,708
5.000%, 02/15/2011	3,225,000	3,218,073
4.875%, 02/15/2012	2,500,000	2,473,440
4.250%, 08/15/2013	2,100,000	1,993,032
4.000%, 02/15/2014	1,300,000	1,208,086
4.750%, 05/15/2014	1,200,000	1,170,985
4.250%, 11/15/2014	3,650,000	3,433,854
		31,531,099
TOTAL U.S. TREASURY OBLIGATIONS (Cost $55,839,048)		$53,378,442
PROLOAN PIPELINE - 2.8%

When-Issued Commitments	—	6,645,194
TOTAL PROLOAN PIPELINE (Cost $6,992,388)		$6,645,194

See notes to the financial statements.

Schedule of Investments
June 30, 2006 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 4.2%
Commercial Paper - 3.8%
Daimler Chrysler
5.420%, 07/05/2006	$4,000,000	$3,997,591
Textron Financial
5.500%, 07/03/2006	5,000,000	4,998,472
		8,996,063
	Shares	Value
Investment Companies - 0.4%
First American Prime Obligation Fund	1,057,042	1,057,042
TOTAL SHORT TERM INVESTMENTS (Cost $10,053,105)		$10,053,105
Total Investments (Cost $299,368,077) - 122.4%		$291,821,338
Liabilities in Excess of Other Assets - (22.4)%		(53,400,312)
TOTAL NET ASSETS - 100.0%		$238,421,026

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non income producing.
(b)	Callable by issuer.
(c)	Variable rate security. The rate listed is as of June 30, 2006.
(d)	Security segregated at custodian for "when-issued" commitments, short sales and reverse repurchase agreements.
(e)
Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the yield based upon the estimated timing of future cash flows as of June 30, 2006.

(f)	Restricted security.
(g)	To be announced.

See notes to the financial statements.

BUILDERS FIXED INCOME FUND, INC.
Sector Breakdown
June 30, 2006 (Unaudited)

Percentage of
Total Investments
Asset-Backed Securities	10.30%
Collateralized Mortgage Obligations	6.10%
Commercial Mortgage Backed Securities	8.78%
Corporates	35.79%
Government Sponsored Agency	2.92%
Governments-Treasuries	22.69%
Mortgage-Backed Securities	29.75%
ProLoan Commitments	2.79%
ProLoan Pipeline	-2.95%
Reverse Repurchase Agreements	-12.05%
Cash & Equivalent	-4.12%
Total	100.00%

BUILDERS FIXED INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2006 (Unaudited)

ASSETS
Investments in securities, at value (cost $299,368,077)	$291,821,338
Cash	169,871
Receivables:
Fund shares sold	939,154
Interest	2,520,773
Investment securities sold	11,585,371
ProLoan extension fees	3,655
ProLoan origination fees	6,346
Swap premiums paid	13,436
Unrealized appreciation on swaps (Note 7)	218,197
Other assets	9,706
Total assets	307,287,847

LIABILITIES
Payables:
Investment securities purchased	31,736,901
Investment securities purchased - when issued	6,992,389
Reverse repurchase agreement, at value (cost $28,849,670) (Note 5)	28,628,500
Interest on securities sold short	133,123
Distribution to shareholders	1,000,210
Fund shares purchased	733
ProLoan commitment fees (Note 1)	35,487
Due to manager (Note 3)	2,916
Due to distribution coordinator (Note 3)	15,830
Due to directors	4,790
Unrealized depreciation on swaps (Note 7)	213,918
Accrued expenses	102,024
Total liabilities	68,866,821

NET ASSETS	$238,421,026

Net asset value, offering and redemption price per share
($238,421,026/17,036,367 shares outstanding, unlimited number of shares authorized without par value)	$13.99

COMPONENTS OF NET ASSETS
Paid-in capital	$249,724,958
Accumulated net investment loss	(304,775)
Accumulated net realized loss on investments	(3,461,279)
Net unrealized depreciation on investments	(7,537,878)
Net assets	$238,421,026

See accompanying Notes to Financial Statments

BUILDERS FIXED INCOME FUND, INC.

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest income	$6,883,530

Expenses:
Subadvisory fees	195,907
Management fees	178,098
Distribution fees	118,732
Fund accounting fees	72,025
Administration fees	46,968
Professional fees	31,850
Custody fees	23,978
CCO fees	23,803
Insurance expense	15,418
Transfer agent fees	14,876
Miscellaneous	7,433
Director fees	5,884
Registration expense	300
Interest expense	598,778
Total Expense	1,334,050
Less: Expense reimbursement (Note 3)	(22,486)
Net expenses	1,311,564
Net investment income	5,571,966

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(1,681,434)
Net unrealized depreciation on investments	(5,890,277)
Net realized and unrealized loss on investments	(7,571,711)

Net decrease in net assets resulting from operations	($1,999,745)

See accompanying Notes to Financial Statments

BUILDERS FIXED INCOME FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS at June 30, 2006

	Six Months Ended	Year Ended
	June 30, 2006 #	December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$5,571,966	$10,494,340
Net realized gain (loss) on investments	(1,681,434)	494,097
Net unrealized depreciation on investments	(5,890,277)	(5,054,597)
Net increase (decrease) in net assets resulting from operations	(1,999,745)	5,933,840

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(5,636,627)	(10,379,604)
Tax return of capital	-	(297,544)
Total distributions to shareholders	(5,636,627)	(10,677,148)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	396,960	1,560,595
Net asset value of shares issued on reinvestment of distributions	5,286,193	9,993,733
Cost of shares redeemed	(937,553)	(2,252,680)
Net increase from capital share transactions	4,745,600	9,301,648

Total increase (decrease) in net assets	(2,890,772)	4,558,340

NET ASSETS
Beginning of period	241,311,798	236,753,458
End of period (including undistributed net investment loss of ($304,775) and ($240,114), respectively)	$238,421,026	$241,311,798

CHANGE IN SHARES
Shares sold	27,964	106,582
Shares issued on reinvestment of distributions	372,492	684,775
Shares redeemed	(65,499)	(154,316)
Net increase	334,957	637,041

# Unaudited.

See accompanying Notes to Financial Statments

BUILDERS FIXED INCOME FUND, INC.

FINANCIAL HIGHLIGHTS

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Semi-Annual Report.

For a share outstanding throughout each period.

	Six Months Ended		Year Ended December 31,
	June 30, 2006	#	2005		2004	2003	2002	2001

Net asset value, beginning of period	$14.45		$14.74		$14.80	$15.02	$14.48	$14.43

Income from investment operations:
Net investment income	0.33		0.66		0.60	0.64	0.79	0.91
Net realized and unrealized gain (loss) on investments	(0.46)		(0.30)		(0.04)	(0.22)	0.54	0.05
Total from investment operations	(0.13)		0.36		0.56	0.42	1.33	0.96

Less distributions:
From net investment income	(0.33)		(0.63)		(0.62)	(0.64)	(0.79)	(0.91)
From realized gain	-		-		-	-	-	-
Tax return of capital distribution	-		(0.02)		-	-	-	-
Total distributions	(0.33)		(0.65)		(0.62)	(0.64)	(0.79)	(0.91)

Net asset value, end of period	$13.99		$14.45		$14.74	$14.80	$15.02	$14.48

Total return	-0.81%	+	2.51%		3.87%	2.88%	9.47%	6.79%

Ratios/supplemental data:
Net assets at end of period (millions)	$238.4		$241.3		$236.8	$259.4	$240.9	$229.9

Ratio of expenses to average net assets:
Before fees waived/expenses recouped - including interest expense	1.12%	++	0.87%	(1)	0.61%	--	--	--
After fees waived/expenses recouped - including interest expense	1.10%	++	0.85%	(1)
Before fees waived/expenses recouped - without interest expense	0.62%	++	0.62%		0.59%	0.58%	0.57%	0.57%
After fees waived/expenses recouped - without interest expense	0.60%	++	0.60%		0.59%	0.58%	0.58%	0.60%

Ratio of net investment income to average net assets:
Before fees waived/expenses recouped	4.67%	++	4.37%		4.04%	4.32%	5.42%	6.29%
After fees waived/expenses recouped	4.69%	++	4.40%		4.04%	4.32%	5.41%	6.26%

Portfolio turnover rate	162.91%	+	134.74%		138.45%	55.23%	85.82%	81.93%

# Unaudited.
+ Not annualized.
++ Annualized.
(1) Includes interest expense of 0.25% of average net assets in 2005.

See accompanying Notes to Financial Statments

BUILDERS FIXED INCOME FUND, INC. NOTES TO FINANCIAL STATEMENTS at June 30, 2006 (Unaudited)

NOTE 1 - ORGANIZATION

Builders Fixed Income Fund, Inc. (the “Fund”) was incorporated in the state of Maryland on June 13, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund’s investment objective is to provide current income. Under normal circumstances, the Fund invests at least 65% of its total assets in investment grade fixed income securities, including at least 30% of its net assets in mortgage-backed securities that are issued or guaranteed by Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) or Federal Home Loan Mortgage Corporation (“FHLMC”) and secured by ProLoan mortgages on residential homes that are built by union labor (“ProLoan mortgage-backed securities”). The Fund may invest less than 30% of its net assets in ProLoan mortgage-backed securities for defensive purposes if sufficient ProLoan mortgage-backed securities have not been generated or if Principal Global Investors, LLC (the “Subadviser”) determines that higher exposure to mortgage-backed securities could have a negative impact on the Fund’s performance. The average credit rating of the Fund’s entire portfolio is at least A- or A3 as rated by S&P or Moody’s, respectively, or the equivalent rating of another rating agency. Under normal circumstances, the Fund invests at least 65% of its total assets in fixed income securities rated at the time of purchase at least A- or A3 as ranked by S&P or Moody’s, respectively, or, if unrated, determined to be of comparable quality by the Subadviser. The Fund’s average effective duration is within 30% of the duration of the Lehman Aggregate Bond Index, which currently is 4.80 years with the current range being 3.36 and 6.24 years.

The Fund invests in different types of fixed income, variable and floating rate securities, including corporate bonds, zero coupon bonds and debentures, high yield bonds, preferred securities, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“government securities”), foreign government securities, money market instruments and derivatives. The Fund also may invest up to 65% of its net assets in mortgage-backed securities, collateralized mortgage obligations (“CMOs”) and asset-backed securities.

ProLoan program. The ProLoan program is a coordinated effort involving home builders, mortgage lenders and organized building trade unions. The Fund contracts with banks and other mortgage lenders to offer ProLoan mortgages to individuals whose homes are substantially union-built and newly constructed or substantially renovated. The Fund’s manager, Capital Mortgage Management, Inc. (the “Manager”) coordinates with home builders and local building trade unions to ensure that residential homes are built using trained union labor and, thus, are eligible to be included in the ProLoan program. ProLoan home mortgages offer qualified borrowers the opportunity to lock in interest rates for a period of up to 270 days to allow time for construction or renovation of the borrower’s home. Borrowers pay the Fund a commitment fee to lock in the interest rate, which is refunded to the borrower at closing. This extended interest rate protection period is longer than the 45- to 60-day standard interest rate protection offered with respect to most ordinary home mortgages. The ProLoan program also allows borrowers to “float down” to a lower interest rate if interest rates decline after the borrower has locked in an interest rate on a ProLoan by paying a fee to the Fund. The ProLoan program currently is operating in the St. Louis, Missouri; Louisville, Kentucky; Milwaukee, Wisconsin; Chicago, and Southern Illinois metropolitan areas.

BUILDERS FIXED INCOME FUND, INC. NOTES TO FINANCIAL STATEMENTS at June 30, 2006 (Unaudited) - (Continued)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted (“GAAP”) in the United States of America. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

(a)
Investment Valuation

Bonds and other fixed-income securities (other than short-term securities) are valued at the mean of the closing bid and asked prices, on the basis of prices provided by an independent pricing service. Short-term securities maturing more than 60 days from the valuation date for which reliable quotations are readily available are valued at current market quotations as provided by an independent pricing service or principal market maker. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition shall be valued at amortized cost using the market value on the 61st day before maturity. Short term securities maturing in 60 days or less at acquisition date shall be valued at amortized cost. Short-term securities maturing in 60 days or less are valued at amortized cost.

ProLoan Mortgage Pipeline. The Fund commits to acquire ProLoan mortgage-backed securities when such securities are issued, typically six months after the origination of the underlying ProLoans. This “pipeline” of mortgage commitments is valued at a price equal to the forward price of a six-month FNMA mortgage-backed security price as calculated below. The Fund has a contractual agreement that allows it to assign ProLoan commitments to a third party at this price, and the Manager has determined that this price is equal to no more than fair market value. The fund accounting agent (“Fund Accountant”) of the Fund uses the following formula for determining the fair market value of the Fund’s ProLoan pipeline: The Fund Accountant calculates the weighted average coupon rate of mortgage commitments in the Fund’s pipeline, based on a pipeline summary provided by the Manager. The Fund Accountant next subtracts 0.625% from the average coupon rate, and rounds the rate down to the nearest half-percent. From this coupon rate, the Fund Accountant subtracts the spread between the one- and three-month forward prices for a 30-year FNMA with an identical coupon rate, and then subtracts an additional 0.125%.

When-Issued and Forward Commitments. The Fund commits to acquire mortgage-backed securities originated through the ProLoan program on a "when-issued" basis. When the Fund agrees to acquire securities on a when-issued basis, its custodian will segregate cash or other liquid assets equal to or greater than the amount of the commitment. The value of the securities underlying the when-issued commitment, and any subsequent fluctuations in their value, will be taken into account when determining the Fund's net asset value starting on the day that the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to acquire until they are paid for and delivered on the settlement date. When the Fund engages in when-issued transactions, it relies on the other party to consummate the trade. Failure of that party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Fund will make commitments to acquire securities on a when-issued basis only with the intention of completing the transaction and actually purchasing the securities. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, cash or liquid securities equal to the value of the when-issued or forward commitment securities will be segregated by the Fund’s custodian and will be marked to market daily. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In those cases, the Fund may realize a gain or loss. Under normal circumstances, the Fund does not intend to commit more than 33 1/3% of its total assets to these commitments.

BUILDERS FIXED INCOME FUND, INC. NOTES TO FINANCIAL STATEMENTS at June 30, 2006 (Unaudited) - (Continued)

Fair Valued Securities. The Subadviser, on behalf of the Fund, enters into swap agreements with various counterparties and purchases newly-issued fixed income securities for which market quotations temporarily are unavailable from a pricing service. Swaps, newly issued bonds, restricted securities and any other securities for which market quotations are unavailable from an independent pricing service are valued at a fair price determined by the Subadviser in good faith according to valuation procedures adopted by the Board of Directors. The Subadviser typically determines “fair value” by obtaining prices from two independent broker-dealer firms and averaging the two prices, which average price is deemed the price of that security (or the price provided by one firm, if only one firm is available to provide a price for a security). If prices from broker-dealer firms or secondary market sources are not available, the Subadviser may value such securities at a price determined by its portfolio managers and analysts, based on the terms and underlying characteristics of such securities. The Subadviser is permitted to provide prices in respect of a security for which market quotations are unavailable only until such time as an independent pricing service begins supplying a price for that security and, thereafter, the security is valued at the price supplied by the pricing service.

(b)
Federal Income and Excise Taxes

The Fund intends to continue to qualify each year as a “regulated investment company” under Sub chapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

BUILDERS FIXED INCOME FUND, INC. NOTES TO FINANCIAL STATEMENTS at June 30, 2006 (Unaudited) - (Continued)

(c)
Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund periodically makes reclassifications among certain of its capital accounts as a result of the recognition and characterization of distributions to shareholders determined annually in accordance with federal tax regulations which may differ from GAAP.

(d)
Indemnification Obligations

Under the Fund's organizational documents, its current and former officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

(e)
Other

Investment transactions are accounted for on the trade date. The Fund uses the identified cost method for determining realized gain or loss on investments. Interest income including, where applicable, amortization of discount and premium on investments is recognized on the accrual basis.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

(a)
Management Fee

The Fund has a Management Agreement with the Manager, to provide or oversee all administrative, investment advisory and portfolio management services to the Fund. Under the terms of this agreement, the Fund will pay the Manager an annual fee as follows: 0.15% of the first $300 million of the Fund’s average daily net assets; and 0.13% of average daily net assets in excess of $300 million, plus all fees payable to the Subadviser. The fee is accrued daily and payable monthly.

BUILDERS FIXED INCOME FUND, INC. NOTES TO FINANCIAL STATEMENTS at June 30, 2006 (Unaudited) - (Continued)

(b)
Subadviser Fee

The Manager has entered into an Investment Subadvisory Agreement with Principal Global Investors, LLC. At the direction of the Manager, the Fund will pay the Subadviser a monthly fee equal to an annual rate of 0.165% of its average daily net assets.

(c)
Administration Fee

The Fund has entered into an Administration Agreement with U.S. Bancorp Fund Services, LLC (the “Administrator”) to supervise the overall administration of the Fund including, among other responsibilities, the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations, arranging for the maintenance of books and records of the Fund, and supervising other organizations that provide services to the Fund. The Fund pays the Administrator an annual fee of $50,000 for average daily net assets up to $150 million and 0.05% for average daily net assets greater than $150 million, payable monthly.

(d)
Distribution Coordinator and Distribution Plan

Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted an Amended and Restated Distribution Plan (the “Plan”). Under the Plan, the Fund is authorized to pay the Manager, as Distribution Coordinator, effective November 1, 1999, an annual rate of 0.10% of the Fund’s average daily net assets, payable monthly, to compensate the Distribution Coordinator for distribution and shareholder service activities. The Distribution Coordinator has agreed to limit certain of the Fund’s total operating expenses to 0.60% per annum of the Fund’s average daily net assets through December 31, 2007. The Fund will reimburse the Distribution Coordinator for such expenses incurred in the previous three-year period to the extent that the reimbursement does not cause the Fund’s operating expenses to exceed the 0.60% expense limitation.

As of June 30, 2006, the cumulative unreimbursed amount paid and/or waived by the Distribution Coordinator on behalf of the Fund is $80,534. The Distribution Coordinator may recapture a portion of this amount no later than the dates stated below:

December 31,
2008	2009
$58,048	$22,486

Additionally, the Plan authorizes the Distribution Coordinator to enter into agreements with service providers. Effective September 1, 2002, the Distribution Coordinator has entered into an agreement with Principal Life Insurance Company (the “Service Provider”) in which the Service Provider, either directly or indirectly through an affiliate, desires to provide certain distribution and shareholder services to plan sponsors and certain participants in qualified pension or retirement plans in connection with their investment in the Fund. The Service Provider is an affiliate of the Subadviser. At the direction of the Distribution Coordinator, the Fund’s Administrator will pay the Service Provider a monthly fee equal to the average aggregate amount invested in each month in the Fund by plans whose plan participants receive services provided by the Service Provider at an annual rate of 0.10%.

BUILDERS FIXED INCOME FUND, INC. NOTES TO FINANCIAL STATEMENTS at June 30, 2006 (Unaudited) - (Continued)

(e)
Officers and Directors

The officers and a director of the Fund are also officers and directors of the Manager, Distribution Coordinator or Administrator. Directors who are not “interested persons” of the Fund, as defined by the 1940 Act, are entitled to receive from the Fund as compensation an annual fee of $2,000 each and are reimbursed for any expenses incurred in attending meetings.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from the sale of securities, excluding U.S. Government securities and short-term investments for the six months ended June 30, 2006, were as follows:

Purchases	$ 255,517,775
Sales	$ 240,262,831

The Fund purchased $22,729,641 and sold $11,541,300 in U.S. Government securities during the six months ended June 30, 2006.

NOTE 5 - REVERSE REPURCHASE AGREEMENTS

During the six months ended June 30, 2006, the Fund entered into reverse repurchase agreements with certain brokers. Reverse repurchase agreements involve the sale of a portfolio-eligible security by the Fund, coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements involve the risk that the market value of securities pledged as collateral may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase.

Such transactions are accounted for as a borrowing by the Fund and are subject to the Fund’s overall restriction on borrowing under which it must maintain asset coverage of at least 300%.

The difference between the selling price and the repurchase price is accounted for as interest expense. At June 30, 2006, outstanding reverse repurchase agreements for the Fund, which were collateralized by U.S. Treasury securities, were as follows:

BUILDERS FIXED INCOME FUND, INC. NOTES TO FINANCIAL STATEMENTS at June 30, 2006 (Unaudited) - (Continued)

Collateral Issuer	Counterparty	Interest Rate	Maturity Date	Amount of Reverse Repurchase Agreements	Amount Due at Maturity
UST	Merrill Lynch	4.98%	08/03/06	$1,020,250	$1,032,952
UST	Merrill Lynch	4.97%	07/17/06	2,335,000	2,354,664
UST	Merrill Lynch	4.97%	07/17/06	2,345,000	2,364,748
UST	Merrill Lynch	4.92%	07/21/06	1,071,125	1,079,908
UST	Merrill Lynch	4.84%	07/21/06	3,298,750	3,324,916
UST	Merrill Lynch	4.80%	08/21/06	4,797,188	4,854,754
UST	Merrill Lynch	5.16%	09/11/06	1,962,187	1,987,781
UST	Merrill Lynch	5.15%	07/19/06	2,100,000	2,109,013
UST	Merrill Lynch	5.05%	07/26/06	3,065,250	3,078,150
UST	Merrill Lynch	5.10%	07/28/06	2,285,625	2,295,339
UST	Merrill Lynch	4.16%	07/31/06	4,348,125	4,367,445

				$28,628,500	$28,849,670

NOTE 6 - SHORT SALES

The Fund may engage in short sales against the box, which involve selling a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale to hedge against anticipated declines in the market price of mortgage-backed securities or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. If the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund’s gain is limited by the price at which it sold the security short, its potential loss is unlimited.

At June 30, 2006, the Fund did not hold any short sale positions.

NOTE 7 - SWAP AGREEMENTS

In a swap transaction, two parties agree to exchange the returns earned or realized on particular predetermined investments. At June 30, 2006, the Fund had the following open swap agreements:

Pay	Receive	Maturity Date	Notional Amount	Value

CDX4 HiYield 100 Name Index	Fixed Rate 3.564%	06/20/2010	$1,680,000	($53,834)
CDX4 HY Index	Fixed Rate 3.564%	06/20/2010	3,360,000	(107,668)
Fixed Rate 4.332%	3 Month USD-LIBOR-BBA	05/03/2010	3,500,000	154,071
Fixed Rate 4.615%	3 Month USD-LIBOR-BBA	08/04/2010	1,750,000	64,126
30 Year FGLMC 6.000% TBA	1 Month USD-LIBOR	11/14/2006	4,176,349	4,113,833
				4,170,528

BUILDERS FIXED INCOME FUND, INC. NOTES TO FINANCIAL STATEMENTS at June 30, 2006 (Unaudited) - (Continued)

The Fund paid premiums of $13,436 and at June 30, 2006, the unrealized gain was $4,279.

NOTE 8 - INCOME TAX INFORMATION

As of June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Amounts

Cost of investments for tax purposes	$299,374,554
Gross tax unrealized appreciation	765,874
Gross tax unrealized depreciation	(8,319,090)
Net tax unrealized depreciation on investments	(7,553,216)

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent annual report.

The tax composition of dividends (other than return of capital dividends) were as follows:

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Ordinary income (total)	$5,636,627	$9,870,770
Ordinary income (per share)	$0.33	$0.65
Net, long-term capital gains (total)	$0	$0
Net, long-term capital gains (per share)	$0.00	$0.00

For federal income tax purposes, the Fund has a net capital loss carryforward of $1,502,077 at December 31, 2005 that expires in 2010. For the year ended December 31, 2005, the Fund utilized a capital loss carryforward of $768,932. At December 31, 2005, the Fund had deferred losses occurring subsequent to October 31, 2005 of $269,197. For tax purposes, this loss will be reflected in ordinary income in the year ending December 31, 2006.

NOTE 9 - SPECIAL MEETING OF SHAREHOLDERS

A special meeting of shareholders of the Fund was held at the Carpenters’ District Council of Greater St. Louis on June 22, 2006. Each matter voted upon at the meeting is set forth below.

BUILDERS FIXED INCOME FUND, INC. NOTES TO FINANCIAL STATEMENTS at June 30, 2006 (Unaudited) - (Continued)

(a)	Election of Directors The shareholders of the Fund elected the following six directors on May 12, 2006:

	Share	Share
	Voted	Voted
	“For”	“Against”	Abstained
Joseph A. Montanaro	12,195,537	--	--
Dennis F. Penkalski	12,195,537	--	--
John M. Jarger	12,195,537	--	--
Bobby J. Yeggy	12,195,537	--	--
Terry Nelson	12,195,537	--	--
John W. Stewart	12,195,537	--	--

(b)
Ratification of Deloitte & Touche LLP

The shareholders of the Fund ratified the selection of Deloitte & Touche LLP as independent public accountants for the Fund for its fiscal year ending December 31, 2006 with 12,195,537 shares voted “For”, 0 shares voted “Against” and 0 Abstained.

BUILDERS FIXED INCOME FUND, INC. DIRECTOR AND OFFICER INFORMATION

The Board of Directors provides broad supervision over the Fund’s affairs. The Board approves all significant agreements between the Fund and persons or companies furnishing services to it, including the agreements with the Manager, Subadviser, Administrator, Custodian, Fund Accountant and Transfer Agent. The Statement of Additional Information includes more information about the Fund’s Directors and is available, without charge, by calling 1-877-923-5626.

The Directors and Officers of the Fund, their business addresses and principal occupations during the past five years are:

Independent Directors

Name, Address and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Terry Nelson 1401 Hampton Avenue St. Louis, MO 63139 (Born 1940)	Independent Director	Life Term; Since 1997	Executive Secretary and Treasurer, Carpenters’ District Council of Greater St. Louis (Aug. 1993-present); Managing Trustee, Carpenters’ District Council of Greater St. Louis pension fund, health and welfare fund and vacation fund (Aug. 1993-present); Business Representative, Carpenters’ District Council of Greater St. Louis (1981-Aug. 1993).	1	United Way since 1993
Joseph A. Montanaro 3221 McKelvey Road, Suite 105 Bridgeton, MO 63044 (Born 1938)	Independent Director	Life Term; Since 1997	Executive Director, Directed Account Plan (formerly TWA Pilots DAP 401(k)), (July 1993 - present) and Chairman of Investment Committee (Oct. 1991 - July 1993); Co-Trustee, TWA Flight Engineers Trust Plan (1976 - Oct. 1991).	1	None
Dennis F. Penkalski W 275 S8840 Hidden Lake Dr. Mukwonago, WI 53149 (Born 1942)	Independent Director	Life Term; Since 2001	Retired (August 2001-present); Former Executive Secretary, Treasurer (1995-2001) Milwaukee & Southern Wisconsin Regional Council of Carpenters.	1	None
Bobby J. Yeggy 6910 N. Main Street, Unit 9 Granger, IN 46530 (Born 1947)	Independent Director	Life Term; Since 2003	Vice-President, Midwestern District United Brotherhood of Carpenters 2001-present; Director of Organizing Resources, United Brotherhood of Carpenters 1996-2001; and Secretary/Treasurer, Northeast Indiana District Council of Carpenters 1991-1996.	1	Midwestern District General Executive Board, United Brotherhood of Carpenters
John M. Jarger 12 East Erie Street Chicago, IL 60611 (Born 1961)	Independent Director	Life Term; Since 2006	Special Representative/Employer Relations, Chicago Regional Council of Carpenters (Jan. 2005-present); Dues Check-off Manager, Chicago Regional Council of Carpenters (Jan. 2004 - Jan 2005); Assistant Administrator, Chicago District Council of Carpenters Welfare & Pension Funds (2001- Dec. 2003).	1	None

BUILDERS FIXED INCOME FUND, INC. DIRECTOR AND OFFICER INFORMATION - (Continued)

Interested Directors & Officers

Name, Address and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
John W. Stewart* 218 Henry Road Manchester, MO 63011 (Born 1958)	Chairman, President, Treasurer and Secretary	Life Term; Since 1997	President, Capital Mortgage Management, Inc. (July 1997-Present); Controller/System Administrator, Carpenters’ District Council of Greater St. Louis (August 1988-July 1997).	1	None
Michael Stewart* 218 Henry Road Manchester, MO 63011 (Born 1960)	Chief Compliance Officer and AML Compliance Officer	Life Term; Since 2004	VP of Operations, Chief Compliance Officer, Capital Mortgage Management Inc. (February of 2002-Present) Director of Marketing and Operations, Centerline BTI (Feb. 1998-Jan. 2002) Assistant Store Manager, J.C. Penney Co. (May 1980-Jan.1998).	1	None

* Mr. John Stewart is an “interested person” of the Fund, as defined in the Investment Company Act of 1940, due to his position as President of the Fund’s Manager. Mr. Michael Stewart is an "interested person" of the Fund by nature of his employment with the Manager.

Information regarding the aggregate remuneration paid by the Fund to the directors, officers and their affiliated persons is included in the Statement of Operations, and in Note 3 to the Financial Statements. The Fund’s Statement of Additional Information also includes additional information about the Fund’s directors, and is available to any shareholder of the Fund without charge, upon request, by calling 1-877-923-5626.

BUILDERS FIXED INCOME FUND, INC. General Information

Proxy Voting Procedures

The Subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Directors of the Fund. You may obtain a description of these procedures without charge, by calling toll-free, 1-877-923-5626. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov. Actual records of how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ending June 30, 2006 has been filed with the SEC on Form N-PX. The proxy voting record is available for shareholders, free of charge, by calling the Fund, as described above, or from the SEC’s web site.

Quarterly Form N-Q Portfolio Schedule and N-CSR

The Fund will file its complete portfolio schedule with the Securities and Exchange Commission (“SEC”) on Form N-Q at the end of the first and third quarters within 60 days of the end of the quarter to which it relates and on Form N-CSR at the end of the second and fourth quarters within 75 days of the end of the quarter to which it relates. The Fund’s Form N-Q and Form N-CSR are available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room. For information about the operation of the Public Reference Room, please call 1-202-942-8090. This information is also available to any shareholder of the Fund, free of charge, by calling 1-877-923-5626.

Manager
CAPITAL MORTGAGE MANAGEMENT, INC.
218 Henry Road
Manchester, Missouri 63011

Subadviser
PRINCIPAL GLOBAL INVESTORS, LLC
801 Grand Avenue
Des Moines, Iowa 50392

Distributor
T.O. RICHARDSON SECURITIES, INC.
2 Bridgewater Road
Farmington, CT 06032

Custodian
U.S. BANK, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent and Fund Accountant
UNIFIED FUND SERVICES, INC.
P.O. Box 6110
Indianapolis, IN 46206-6110
(877) 923-5626

Legal Counsel
THOMPSON COBURN LLP
One U.S. Bank Plaza
St. Louis, MO 63101

Independent Registered Public Accounting Firm
DELOITTE & TOUCHE LLP
100 South 4th Street
St. Louis, MO 63102

This report is intended for the shareholders of the Builders Fixed Income Fund, Inc. and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on his review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Builders Fixed Income Fund, Inc.

By (Signature and Title) /s/ John W. Stewart
                                 John W. Stewart, President

Date September 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John W. Stewart
                                   John W. Stewart, President and Treasurer

Date September 5, 2006

* Print the name and title of each signing officer under his or her signature.